Apr. 30, 2019

DRIEHAUS

MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS MICRO CAP GROWTH FUND *DMCRX

(the “Funds”)

SUPPLEMENT DATED JANUARY 21, 2020

TO THE PROSPECTUS FOR THE FUNDS DATED APRIL 30, 2019 (the “Prospectus”)

Effective January 15, 2020, the following changes have occurred to the portfolio management personnel of the Funds: Jeffrey James is designated lead portfolio manager for the Funds (formerly portfolio manager of the Funds); Michael Buck (formerly assistant portfolio manager of the Funds) serves as portfolio manager of the Funds; and Prakash Vijayan serves as assistant portfolio manager of the Funds.

The following information replaces the existing disclosure in the second paragraph under the heading “Performance” in the “Driehaus Micro Cap Growth Fund” section on page 20 of the Prospectus:

The Fund’s performance shown below includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. (together, the “Limited Partnerships”) on November 18, 2013. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Fund is managed by the same investment team that managed the Predecessor Limited Partnership, with Mr. James as the portfolio manager since 1998 and Mr. Buck as the assistant portfolio manager since 2009, and Driehaus Institutional Micro Cap Fund, L.P, since its inception in 2011. The restated performance of the Predecessor Limited Partnership is shown here because it was in operation longer. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Limited Partnership’s restated past performance. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Limited Partnerships were not regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and were not subject to the diversification and source of income requirements applicable to regulated investment companies.